LONG-TERM INVESTMENTS - Equity method investments (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Jan. 22, 2017 CNY (¥) item	May 26, 2015 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Equity method investment
Cost method investments					¥ 30,000
Equity investments measured at fair value			$ 30,198				¥ 207,628
Accumulated impairment			0				¥ 0
Unrealized gains of upward adjustments			9,400	¥ 64,628
Unrealized losses of upward adjustments			0	0
Net unrealized gains and losses			9,400	64,628
Net realized gain or losses			0	0
Impairment losses				0	0	¥ 0
Significant unobservable inputs (Level 3) | Non-recurring fair value measurement
Equity method investment
Unrealized gains of upward adjustments			$ 13,763	¥ 94,628
Dezhi
Equity method investment
Equity method investments, ownership percentage		30.00%
Cash consideration		¥ 300
Jinye
Equity method investment
Equity method investments, ownership percentage	13.73%		13.04%				13.04%
Cash consideration	¥ 7,652
Number of board seat out of total seats | item	1
Number of total board of seats | item	5
Equity method investment			$ 976		¥ 7,167		¥ 6,711